                            PROSPECTUS SUPPLEMENT TO

                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                              DATED APRIL 30, 1997

AMENDMENT TO THE PROSPECTUS--"MANAGEMENT--INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR"

Gary Greenberg, C.F.A., has joined Van Eck Associates Corporation, the investment adviser (the "Adviser") to Worldwide Emerging Markets Fund (the "Fund") and will continue to manage the Fund in that capacity. Mr. Greenberg had previously managed the Fund as Chief Investment Officer of Peregrine Asset Management (Hong Kong) Limited, which until January 13, 1998 was the sub-investment adviser to the Fund.

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 26, 1998

                            PROSPECTUS SUPPLEMENT TO

               VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                              DATED APRIL 30, 1997

AMENDMENT TO THE PROSPECTUS--"MANAGEMENT--INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR"

Gary Greenberg, C.F.A., has joined Van Eck Associates Corporation, the investment adviser (the "Adviser") to Worldwide Emerging Markets Fund (the "Fund") and will continue to manage the Fund in that capacity. Mr. Greenberg had previously managed the Fund as Chief Investment Officer of Peregrine Asset Management (Hong Kong) Limited, which until January 13, 1998 was the sub-investment adviser to the Fund.

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 26, 1998